Nuveen NWQ International Value Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.1%
	COMMON STOCKS – 98.1%
	Aerospace & Defense – 1.5%
21,223	Thales SA, (2)	$1,590,615
	Air Freight & Logistics – 3.4%
81,155	Deutsche Post AG, (2)	3,682,453
	Airlines – 0.9%
54,100	Japan Airlines Co Ltd, (2), (3)	1,009,059
	Automobiles – 3.8%
22,470	Hyundai Motor Co, (2)	1,622,230
19,181	Toyota Motor Corp, Sponsored ADR	2,540,332
	Total Automobiles	4,162,562
	Banks – 6.3%
371,706	ING Groep NV, (2), (3)	2,652,815
173,232	Oversea-Chinese Banking Corp Ltd, (2)	1,077,284
63,200	Sumitomo Mitsui Trust Holdings Inc, (2)	1,681,359
1,910,095	Unicaja Banco SA,144A, (2), (3)	1,436,308
	Total Banks	6,847,766
	Capital Markets – 1.9%
185,021	UBS Group AG	2,062,984
	Chemicals – 3.5%
17,230	Kumho Petrochemical Co Ltd, (2)	1,616,405
56,577	Nutrien Ltd	2,218,381
	Total Chemicals	3,834,786
	Commercial Services & Supplies – 1.4%
78,400	Dai Nippon Printing Co Ltd, (2)	1,589,145
	Diversified Financial Services – 2.0%
24,268	Groupe Bruxelles Lambert SA, (2)	2,187,805
	Diversified Telecommunication Services – 2.6%
139,983	Nippon Telegraph & Telephone Corp, ADR, (2)	2,892,049
	Electric Utilities – 0.4%
15,284	Siemens Energy AG, (WI/DD), (3)	412,154

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 2.3%
66,031	Mabuchi Motor Co Ltd, (2)	$2,563,360
	Electronic Equipment, Instruments & Components – 1.7%
169,587	Flex Ltd, (3)	1,889,199
	Energy Equipment & Services – 0.7%
143,893	Tenaris SA, (2)	716,884
	Food & Staples Retailing – 4.4%
83,900	Seven & i Holdings Co Ltd, (2)	2,606,780
822,561	Tesco PLC, (2)	2,256,535
	Total Food & Staples Retailing	4,863,315
	Health Care Providers & Services – 2.8%
36,542	Fresenius Medical Care AG & Co KGaA, (2)	3,089,140
	Household Durables – 1.4%
1,065,520	Taylor Wimpey PLC, (2)	1,489,903
	Household Products – 1.1%
11,260	Henkel AG & Co KGaA, (2)	1,177,643
	Industrial Conglomerates – 3.5%
30,039	Siemens AG, (2)	3,793,594
	Insurance – 8.2%
58,240	Ageas SA/NV, (2)	2,383,128
9,106	Allianz SE, (2)	1,747,711
52,237	Axis Capital Holdings Ltd	2,300,518
93,000	MS&AD Insurance Group Holdings Inc, (2)	2,505,718
	Total Insurance	8,937,075
	Interactive Media & Services – 1.6%
13,955	Baidu Inc., Sponsored ADR, (3)	1,766,563
	Machinery – 1.5%
75,900	Komatsu Ltd, (2)	1,666,995
	Media – 1.9%
63,554	Publicis Groupe SA, (2)	2,048,342
	Metals & Mining – 1.7%
84,929	BHP Group PLC, (2)	1,811,887
	Multi-Utilities – 1.7%
162,138	National Grid PLC, (2)	1,862,340

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 1.6%
71,532	Royal Dutch Shell PLC	$1,732,505
	Pharmaceuticals – 9.8%
34,542	Bayer AG, (2)	2,131,023
111,692	GlaxoSmithKline PLC, (2)	2,093,944
4,300	Roche Holding AG, (2)	1,472,924
33,472	Sanofi, (2)	3,354,290
47,000	Takeda Pharmaceutical Co Ltd, (2)	1,679,918
	Total Pharmaceuticals	10,732,099
	Professional Services – 3.9%
42,818	Adecco Group AG, (2)	2,259,305
23,594	Wolters Kluwer NV, (2)	2,012,625
	Total Professional Services	4,271,930
	Real Estate Management & Development – 1.6%
319,126	City Developments Ltd, (2)	1,796,510
	Road & Rail – 1.2%
21,900	East Japan Railway Co, (2)	1,346,822
	Semiconductors & Semiconductor Equipment – 3.7%
70,000	MediaTek Inc, (2)	1,483,227
33,600	Rohm Co Ltd, (2)	2,597,616
	Total Semiconductors & Semiconductor Equipment	4,080,843
	Software – 1.7%
11,872	SAP SE, (2)	1,848,685
	Specialty Retail – 3.0%
539,499	Kingfisher PLC, (2), (3)	2,066,496
904,000	Topsports International Holdings Ltd,144A, (2)	1,256,791
	Total Specialty Retail	3,323,287
	Technology Hardware, Storage & Peripherals – 4.2%
36,200	FUJIFILM Holdings Corp, (2)	1,784,365
64,684	Samsung Electronics Co Ltd, (2)	2,784,063
	Total Technology Hardware, Storage & Peripherals	4,568,428
	Textiles, Apparel & Luxury Goods – 1.1%
17,215	Cie Financiere Richemont SA, Class A, (2)	1,155,864
	Tobacco – 1.4%
107,354	Scandinavian Tobacco Group A/S, Class A,144A, (2)	1,589,930

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services – 2.7%
131,033	SK Telecom Co Ltd, Sponsored ADR	$2,937,760
	Total Long-Term Investments (cost $87,482,144)	107,332,281

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$269	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $269,419, collateralized by $276,100 U.S. Treasury Notes, 0.375%, due 9/30/27, value $274,849	0.000%	10/01/20	$269,419
	Total Short-Term Investments (cost $269,419)			269,419
	Total Investments (cost $87,751,563) – 98.4%			107,601,700
	Other Assets Less Liabilities – 1.6%			1,805,187
	Net Assets – 100%			$109,406,887
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$17,860,396	$89,471,885	$ —	$107,332,281
Short-Term Investments:
Repurchase Agreements	—	269,419	—	269,419
Total	$17,860,396	$89,741,304	$ —	$107,601,700

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
WI/DD	Purchased on a when-issued or delayed delivery basis.